Financial Instruments Derivatives Designated as Hedging, Gain (Loss) Tables (Details) (Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion), Derivatives Designated as Hedging Instruments	$ (5)	$ (16)	$ (2)	$ (17)	$ (32)	$ (41)	$ 0
Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion), Derivatives Designated as Hedging Instruments	(12)	(8)	(24)	(14)	(34)	(28)	(54)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion), Derivatives Designated as Hedging Instruments	0	(1)	0	(1)	(1)	0	3
Interest rate swap contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion), Derivatives Designated as Hedging Instruments	0	0	0	0	0	0	0
Interest rate swap contracts [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion), Derivatives Designated as Hedging Instruments	0	(9)	(3)	(10)	(13)	(58)	(20)
Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion), Derivatives Designated as Hedging Instruments	(9)	(9)	(19)	(19)	(39)	(38)	(37)
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net					0	1	(3)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion), Derivatives Designated as Hedging Instruments	0		0			0
Commodity contracts [Member] | Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net					0	1	(7)
Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion), Derivatives Designated as Hedging Instruments	(6)	(6)	2	(5)	(22)	16	20
Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion), Derivatives Designated as Hedging Instruments	(4)	2	(6)	6	5	9	(18)
Commodity contracts [Member] | Other Income, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net					0	0	4
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion), Derivatives Designated as Hedging Instruments		(1)		(1)	(1)		3
Foreign currency contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion), Derivatives Designated as Hedging Instruments					0
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion), Derivatives Designated as Hedging Instruments	0	0	0	0	0	0	0
Foreign currency contracts [Member] | Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion), Derivatives Designated as Hedging Instruments	1	(1)	(1)	(2)	3	1	0
Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion), Derivatives Designated as Hedging Instruments	$ 1	$ (1)	$ 1	$ (1)		$ 1	$ 1